Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Non-capital losses	$ 349,956	$ 278,767
Capital losses	0	0
Other temporary differences including accrued interest	123,786	17,632
Deferred tax assets	473,742	296,399
Deferred tax liabilities
Withholding tax	(25,788)	(8,072)
Deferred tax liabilities	(25,788)	(8,072)
Unrecognized deferred tax assets
Non-capital losses	237,463	334,747
Capital losses	120,209	107,347
Other temporary differences including accrued interest	205,736	232,822
Unrecognized deferred tax assets	563,408	674,916
Unrecognized deferred tax liabilities
Withholding tax	0	0
Unrecognized deferred tax liabilities	$ 0	$ 0